COMMON STOCK OPTIONS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Equity plan reserved shares	6,475,750
Equity plan issued shares	161,250
Options granted, weighted average exercise price	$ 0.83
Weighted average fair value of options granted	$ 0.48	$ 0.53
Weighted average remaining contract life, exercisable options	5 years 11 months 26 days	5 years 11 months 26 days
Weighted average remaining contract life, outstanding options	7 years 2 months 16 days	7 years 2 months 16 days
Aggregate intrinsic value of options	$ 479,400	$ 877,000
Aggregate intrinsic value of options exercisable	371,400	598,000
Unrecognized compensation cost related to non-vested options	$ 797,000	$ 1,100,000
Weighted average period of non vested options	1 year 4 months 17 days	2 years 1 month 17 days